Annual Total Returns - iShares Russell Small/Mid-Cap Index Fund (Investor A and Institutional) [BarChart] - Investor A, Institutional - iShares Russell Small/Mid-Cap Index Fund - Investor A Shares	Nov. 27, 2020
Bar Chart Table:
Annual Return 2016	17.66%
Annual Return 2017	16.38%
Annual Return 2018	(10.41%)
Annual Return 2019	27.35%